Selected Financial Quarterly Data (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes	$ 187,872	$ 166,605	$ 169,874	$ 159,085	$ 161,476				$ 187,872	$ 161,476
Total liabilities	1,591,276	1,562,200	1,598,892	1,551,970	1,554,453				1,591,276	1,554,453
Retained deficit	(128,068)	(113,765)	(122,244)	(128,164)	(128,775)				(128,068)	(128,775)
Total GCI, Inc. stockholder's equity	167,356	179,344	168,539	160,399	157,144				167,356	157,144
Total stockholder's equity	467,222	476,489	462,252	457,830	457,354				467,222	457,354	185,530	171,990
Total revenues	228,791	240,725	224,399	216,283	217,828	217,943	189,661	186,216	910,198	811,648	710,181
Operating income	25,547	49,336	38,414	30,265	25,423	38,684	25,695	23,060	143,562	112,862	88,980
Income tax expense	(1,400)	(5,078)	(2,355)	(1,196)					(10,029)	(10,957)	(12,088)
Net income	5,796	25,847	16,840	10,761					59,244	31,727	9,162
Net income attributable to GCI, Inc.	(9,425)	9,915	5,927	1,140	(6,923)	8,905	4,180	3,244	7,557	9,406	9,673
Scenario, Previously Reported
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes		160,799	166,665	158,104
Total liabilities		1,556,394	1,595,683	1,550,989
Retained deficit		(107,959)	(119,035)	(127,183)
Total GCI, Inc. stockholder's equity		185,150	171,748	161,380
Total stockholder's equity		482,295	465,461	458,811
Total revenues		240,725	224,399	216,283
Operating income		49,336	38,414	30,265
Income tax expense		(2,481)	(127)	(215)
Net income		28,444	19,068	11,742
Net income attributable to GCI, Inc.		12,512	8,155	2,121
Restatement Adjustment
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes		5,806	3,209	981
Total liabilities		5,806	3,209	981
Retained deficit		(5,806)	(3,209)	(981)
Total GCI, Inc. stockholder's equity		(5,806)	(3,209)	(981)
Total stockholder's equity		(5,806)	(3,209)	(981)
Total revenues		0	0	0
Operating income		0	0	0
Income tax expense		(2,597)	(2,228)	(981)
Net income		(2,597)	(2,228)	(981)
Net income attributable to GCI, Inc.		$ (2,597)	$ (2,228)	$ (981)